Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income:
Interest income, bank	$ 13
Change in fair value of warrant liability	395
Foreign exchange gains	2,423	$ 2,039	$ 216
Total financial income	2,831	2,039	216
Financial expenses:
Interest expenses	(34)	(5)	(29)
Interest expenses, lease liabilities	(176)	(123)
Interest expenses, loan from lessor	(588)	(31)
Foreign exchange losses	(710)	(756)	(194)
Total financial expenses	(1,508)	(915)	(223)
Net financial items	$ 1,323	$ 1,124	$ (7)